Net Loss Per Share - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2016
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock warrant	5,283,575		5,283,575		6,506,605	3,951,011
Dilutive shares of common stock warrants						246,802
Average stock price per share						$ 12.71
Change in fair value of warrant liabilities	$ (22)	$ (4,885)	$ (261)	$ (7,706)	$ (8,212)	$ (4,617)
Private Placement [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock warrant						1,633,777
Exercise price						$ 10.79	$ 10.79